Going Concern (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern
Revenues
Accumulated loss	$ 2,218,158		$ 1,901,279	$ 561,694